Equity Based Compensation Plans - Other Information Pertaining to Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other information pertaining to stock options
Weighted average grant date fair value per share of options	$ 1.02	$ 3.66	$ 1.00
Total intrinsic value of options exercised	$ 339,649	$ 3,044,903	$ 659,148